COMMITMENTS (Details Textual) (USD $)	9 Months Ended
Sep. 30, 2014
Consulting Agreement [Member]
Commitment And Contingencies [Line Items]
Service Agreement Term	2 years
Payments to Suppliers and Employees	$ 50,000
Assets, Fair Value Disclosure	0
Service Agreements [Member]
Commitment And Contingencies [Line Items]
Service Agreement Term	1 year
June, 15, 2014 [Member] | Consulting Agreement [Member]
Commitment And Contingencies [Line Items]
Consultant Fees Obligation	5,000
Stock Issued During Period, Shares, Issued for Services	40,000
October, 15, 2014 [Member] | Consulting Agreement [Member]
Commitment And Contingencies [Line Items]
Consultant Fees Obligation	$ 5,000
Stock Issued During Period, Shares, Issued for Services	40,000